ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($)									12 Months Ended
	Aug. 31, 2020	Jul. 15, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 30, 2019	Dec. 19, 2019	Mar. 22, 2019	Jan. 04, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenues									$ 8,885,000,000	$ 6,597,000,000	$ 4,652,000,000
Net income (loss)									904,000,000	650,000,000	$ 806,000,000
Percentage of voting interest in company												75.00%
Deferred tax liability									(179,000,000)	1,024,000,000
Indian telecom towers operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	17.00%
Consideration transferred	$ 584,000,000
Acquisition costs recorded	15,000,000
Revenues									360,000,000
Net income (loss)									8,000,000
Cash	584,000,000
Pro forma revenue									9,600,000,000
Pro forma net income									$ 900,000,000
Indian telecom towers operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 3,400,000,000
Columbian Regulated Distribution Operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		6.00%
Consideration transferred		$ 45,000,000
Percentage of voting interest in company		21.00%
Equity funded consideration		$ 25,000,000
Loss recognized as a result of partial acquisition		$ 10,000,000
Columbian Regulated Distribution Operation | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		20.00%
Consideration transferred		$ 150,000,000
Equity funded consideration		$ 90,000,000
Western Canadian natural gas midstream business
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			29.00%
Consideration transferred			$ 377,000,000	$ 377,000,000						377,000,000
Acquisition costs recorded										8,000,000
Equity funded consideration			246,000,000	246,000,000						246,000,000
Cash			377,000,000	377,000,000						377,000,000
Western Canadian natural gas midstream business | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred			1,300,000,000	1,300,000,000						1,300,000,000
Equity funded consideration			$ 861,000,000	861,000,000						861,000,000
North American Rail Business
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					9.00%
Consideration transferred					$ 602,000,000
Acquisition costs recorded										38,000,000
Equity funded consideration					502,000,000
Goodwill expected to be deductible for tax purposes					0
Cash					602,000,000
North American Rail Business | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred					6,500,000,000
Equity funded consideration					$ 5,400,000,000
U.K. Telecommunications
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						25.00%
Consideration transferred						$ 141,000,000
Acquisition costs recorded										6,000,000
Cash						73,000,000
Deferred consideration						$ 68,000,000
Period of payable from close of transaction						2 years
Deferred tax liability				$ 25,000,000
U.K. Telecommunications | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred						$ 564,000,000
Cash						293,000,000
Deferred consideration						$ 270,000,000
Indian gas transmission operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							24.00%
Consideration transferred							$ 443,000,000
Acquisition costs recorded										3,000,000
Equity funded consideration							226,000,000
Cash							443,000,000
Asset level debt raised							217,000,000
Indian gas transmission operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							1,879,000,000
Equity funded consideration							959,000,000
Asset level debt raised							$ 920,000,000
Australian data center operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								29.00%
Consideration transferred								$ 78,000,000
Acquisition costs recorded										$ 11,000,000
Equity funded consideration								48,000,000
Goodwill expected to be deductible for tax purposes								0
Cash								78,000,000
Australian data center operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred								272,000,000
Equity funded consideration								$ 166,000,000